INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Total	Ordinary shares - Class A	Ordinary shares - Class B	Ordinary shares Ordinary shares - Class A		Ordinary shares Ordinary shares - Class B		Additional Paid-in Capital	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2022	[1]				8,135,348		2,780,570
Balance at beginning of period at Dec. 31, 2022		$ 175,409			$ 0	[1]	$ 0	[1]	$ 897,337	$ (721,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options and vesting of RSUs (in shares)	[1]				109,522
Exercise of options and vesting of RSUs		119							119
Share-based compensation		8,870							8,870
Net loss		(54,833)								(54,833)
Balance at end of period (in shares) at Jun. 30, 2023	[1]				8,244,870		2,780,570
Balance at end of period at Jun. 30, 2023		129,565			$ 0	[1]	$ 0	[1]	906,326	(776,761)
Balance at beginning of period (in shares) at Dec. 31, 2023			8,452,260	2,780,570	8,452,260	[1]	2,780,570	[1]
Balance at beginning of period at Dec. 31, 2023		78,075			$ 0	[1]	$ 0	[1]	914,211	(836,136)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares, net (in shares)	[1]				2,354,937
Issuance of Ordinary shares, net		14,370							14,370
Exercise of options and vesting of RSUs (in shares)	[1]				318,790
Share-based compensation		6,408							6,408
Net loss		(35,970)								(35,970)
Balance at end of period (in shares) at Jun. 30, 2024			11,125,987	2,780,570	11,125,987	[1]	2,780,570	[1]
Balance at end of period at Jun. 30, 2024		$ 62,883			$ 0	[1]	$ 0	[1]	$ 934,989	$ (872,106)

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 1 General, for details.